UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG Funds I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2019 – DECEMBER 31, 2019

(Annual Shareholder Report)

Item 1. Reports to Shareholders

ANNUAL REPORT

AMG Funds December 31, 2019 AMG Managers CenterSquare Real Estate Fund

Class N: MRESX	Class I: MRASX	Class Z: MREZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary or, if you invest directly with the Fund, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1.800.548.4539 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Fund.

amgfunds.com	123119 AR017

AMG Funds Annual Report — December 31, 2019

TABLE OF CONTENTS	PAGE

LETTER TO SHAREHOLDERS	2

ABOUT YOUR FUND’S EXPENSES	3

PORTFOLIO MANAGER’S COMMENTS, FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	9

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	11

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	12

Detail of changes in assets for the past two fiscal years

Financial Highlights	13

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	16

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	20

OTHER INFORMATION	21

TRUSTEES AND OFFICERS	22

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder:

The U.S. bull market celebrated its 10-year anniversary during the fiscal year ended December 31, 2019, as stocks proved resilient in the face of global economic weakness, rising geopolitical tensions, and the ongoing trade war. After a painful selloff in late 2018, a dovish pivot from global central banks rescued investors and fueled a strong rebound early in 2019. The rally picked up steam in the final months of the year, as trade tensions eased when the U.S. and China agreed to a limited “phase one” deal in December following months of tense back-and-forth negotiations. The yield curve, which had inverted earlier in the year and raised investor anxiety given its track record for predicting an impending recession, was no longer inverted by year-end as the U.S. Federal Reserve (the Fed) cut short-term rates. Worries over a near-term recession lifted while the yield curve steepened and trade developments improved, leading to a wave of investor confidence and strong equity returns, with the S&P 500® Index returning 31.49%. International equities were also resistant to pressures facing the global economy and generated a 21.51% return as measured by the MSCI All Country World ex USA Index.

In total, all eleven sectors of the S&P 500® Index were strongly positive during the prior twelve months, each producing double-digit returns. The higher growth information technology sector led the way with a 50.31% return while the communication services and financial sectors followed closely behind. Energy was the worst performing sector during the fiscal year, yet still produced a very respectable 11.81% return. Growth stocks outperformed Value stocks for the full fiscal year with returns of 36.39% and 26.54% for the Russell 1000® Growth and Russell 1000® Value Indexes, respectively. The cycle of U.S. outperformance over international equities continued but international developed and emerging markets still produced solid positive returns, with the MSCI EAFE and MSCI Emerging Markets Index returning 22.01% and 18.42%, respectively.

Interest rates fell dramatically over the fiscal year and led to strong returns for bond investors as the Fed shifted to a more dovish policy stance early in 2019 and eventually cut short-term rates three times during the year. The 10-year Treasury yield fell from its recent high of 3.24% last November to a low of 1.47% in early September and then edged slightly higher to finish the year at 1.92%. The plunge in long-term interest rates caused the yield curve to briefly invert with 2-year yields rising higher than the 10-year yields. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond market performance, ended the fiscal year with an 8.72% return. High yield bonds outperformed the broader bond market and returned 14.32% as measured by the return of the Bloomberg Barclays U.S. Corporate High Yield Bond Index. Municipal bonds also performed strongly with a 7.54% return for the Bloomberg Barclays Municipal Bond Index.

AMG Funds appreciates the privilege of providing investment tools to you and your clients. Our foremost goal is to provide investment solutions that help our shareholders successfully reach their long-term investment goals. AMG Funds provides access to a distinctive array of actively managed return-oriented investment strategies. We thank you for your continued confidence and investment in AMG Funds. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

Respectfully,

Keitha Kinne

President

AMG Funds

Average Annual Total Returns		Periods ended December 31, 2019*
Stocks:		1 Year	3 Years	5 Years
Large Cap	(S&P 500® Index)	31.49%	15.27%	11.70%
Small Cap	(Russell 2000® Index)	25.52%	8.59%	8.23%
International	(MSCI All Country World ex USA Index)	21.51%	9.87%	5.51%
Bonds:
Investment Grade	(Bloomberg Barclays U.S. Aggregate Bond Index)	8.72%	4.03%	3.05%
High Yield	(Bloomberg Barclays U.S. Corporate High Yield Bond Index)	14.32%	6.37%	6.13%
Tax-exempt	(Bloomberg Barclays Municipal Bond Index)	7.54%	4.72%	3.53%
Treasury Bills	(ICE BofAML U.S. 6-Month Treasury Bill Index)	2.57%	1.81%	1.26%

*	Source: FactSet. Past performance is no guarantee of future results.

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended December 31, 2019	Expense Ratio for the Period	Beginning Account Value 07/01/19	Ending Account Value 12/31/19	Expenses Paid During the Period*
AMG Managers CenterSquare Real Estate Fund
Based on Actual Fund Return
Class N	1.10%	$1,000	$1,054	$5.69
Class I	0.96%	$1,000	$1,054	$4.97
Class Z	0.85%	$1,000	$1,055	$4.40
Based on Hypothetical 5% Annual Return
Class N	1.10%	$1,000	$1,020	$5.60
Class I	0.96%	$1,000	$1,020	$4.89
Class Z	0.85%	$1,000	$1,021	$4.33

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

AMG Managers CenterSquare Real Estate Fund Portfolio Manager’s Comments (unaudited)

THE YEAR IN REVIEW

For the year ended December 31, 2019, AMG Managers CenterSquare Real Estate Fund (Class N shares) (the “Fund”) returned 22.90%, compared with 23.10% for its benchmark, the Dow Jones U.S. Select REIT Index. During the same period, the S&P 500® Index returned 31.49%.

MARKET SUMMARY - 2019

For the full year 2019, the U.S. equities market soared as the S&P 500® Index, Dow Jones Industrial Average, and NASDAQ returned 31.49%, 25.34%, and 36.74%, respectively. The U.S Real Estate Investment Trust (“REIT”) market, as measured by the Dow Jones U.S. Select REIT Index, also rallied in 2019, particularly early in the year, producing a 23.10% return. The REIT market was on pace to outperform the broader equity markets up until November, when a ‘‘risk-on’’ investor sentiment took hold of markets following improving economic and geo-political conditions, specifically the removal of uncertainty in the U.K./Europe surrounding Brexit, the cooling of protests in the Hong Kong region, and a phase-one trade deal between the United States and China.

Also improving conditions for both REITs and broader equity markets was the continuation of accommodative monetary policy across the globe, which saw the Japanese and German bond yields remain in negative territory. The U.S. Federal Reserve (the “Fed”) issued three 25bp rate cuts during 2019, sending the 10-year Treasury yield down by 77bps to 1.91% at the end of December 2019.

PERFORMANCE ATTRIBUTION AND POSITIONING

For the year, the Fund performed slightly behind the benchmark. Stock selection in the suburban office position Columbia Property Trust, Inc. and in regional mall names Taubman Centers, Inc. and The Macerich Co. were top detractors during the year. On the other hand, stock selection was a contributor to performance in the data center, alternative housing, and self-storage sectors. In the data center sector, performance was driven by the Fund’s positions in out-of-benchmark names CyrusOne, Inc. and Equinix, Inc. Both stock gains were driven by rumors of possible M&A activity in the sector. In the alternative housing sector, the Fund’s overweight position in Sun Communities, Inc. contributed to relative return, while the underweight to American Campus Communities, the weakest performer in the sector, also served the Fund well. In the self-storage space, we sold Public Storage and added Life Storage, Inc., which also helped relative performance. Sector allocation had a positive impact on performance due to an overweight position in alternative housing, office infill, and towers. Meanwhile, an underweight in the health care and suburban office sectors detracted from relative performance.

As planned toward the end of the year, we deliberately and methodically expanded the Fund to include positions in some out-of-benchmark and under-represented sectors such as net lease, towers, and data centers. As part of this evolution, we initiated a new position in the cell tower sector, which was accomplished through the purchase of American Tower Corp. and Crown Castle International. While this sector is new to the Fund, it is not new to CenterSquare Investment Management LLC, and we have been investing in the sector on behalf of other clients where towers are part of the benchmark for years. Additionally, we added considerable weight to the portfolio’s position in the data center sector by establishing new positions in Digital Realty Trust, Inc. and Equinix, Inc. Elsewhere, we added net lease to the Fund’s exposure through the purchase of Realty Income Corp. In addition to the rotation into the names and sectors mentioned above, we significantly reduced exposure to the regional mall sector by trimming Macerich Co. and Simon Property Group, Inc. We also reduced the Fund’s exposure to the office suburban and self-storage sectors by selling out of Cousins Properties, Highwood’s Properties, and Cubesmart and exiting the Fund’s holdings in hotel name Sunstone Hotel Investors and office infill name Alexandria Real Estate Equities.

OUTLOOK

Recent economic data shows the U.S. economy ended 2019 with strong momentum. December job creation, unemployment, housing starts, the University of Michigan Sentiment, and New York and Philadelphia Fed manufacturing surveys were all better than expected. All the while inflation remains well contained, coming in below expectations. The Fed’s interest rate cuts in 2019 appear to have guided the economy to a soft landing. Passage of the United States-Mexico-Canada Agreement (USMCA) and the signing of phase one of the China trade deal reduced some of the uncertainty hanging over the outlook. Although trade tensions are far from back to normal, a further escalation seems unlikely in 2020. Our near-term expectation is for stable interest rates and positive, modest economic growth.

The year 2019 was an exceptional one from a stock total return perspective across all asset classes. The REIT market in particular benefited from the decline in interest rates, lower forward interest rate expectations, and heightened concern about a global economic slowdown. Most recently the risk-on appetite of investors has led to strong performance in global equities. The broad stock market’s extraordinary performance of 2019 is unlikely to be repeated in 2020, but we are optimistic for REIT total returns in 2020 and beyond. The durability of REIT yields and cash flows continue to be attractive, especially compared to the lack of yield and earnings volatility in other sectors of the global economy. The outperformance of the broad markets has improved REITs’ relative valuations even after enjoying a very strong year. A low growth, low rate environment combined with solid real estate fundamentals and good relative valuations present a strong case for investing in REITs today.

This commentary reflects the viewpoints of CenterSquare Investment Management LLC and is not intended as a forecast or guarantee of future results.

AMG Managers CenterSquare Real Estate Fund Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Managers CenterSquare Real Estate Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in the AMG Managers CenterSquare Real Estate Fund’s Class N shares on December 31, 2009 to a $10,000 investment made in the Dow Jones U.S. Select REIT Index and S&P 500® Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG Managers CenterSquare Real Estate Fund, Dow Jones U.S. Select REIT Index and S&P 500® Index for the same time periods ended December 31, 2019.

Average Annual Total Returns[1]	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers CenterSquare Real Estate Fund[2,3,4,5,6]
Class N	22.90%	6.60%	11.69%	8.90%	12/31/97
Class I	23.06%	—	—	6.44%	02/24/17
Class Z	23.21%	—	—	6.55%	02/24/17
Dow Jones U.S. Select REIT Index[7]	23.10%	6.40%	11.57%	9.00%	12/31/97	†
S&P 500® Index[8]	31.49%	11.70%	13.56%	7.63%	12/31/97	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of December 31, 2019. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[4]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[5]

Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[6]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[7]

The Dow Jones U.S. Select REIT Index measures U.S. publicly traded real estate investment trusts. Unlike the Fund, the Dow Jones U.S. Select REIT Index is unmanaged, is not available for investment and does not incur expenses.

[8]

The S&P 500® Index is capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500® Index is unmanaged, is not available for investment and does not incur expenses.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

The Dow Jones U.S. Select REIT Index is proprietary data of Standard & Poor’s Dow Jones Indices LLC, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers CenterSquare Real Estate Fund
Fund Snapshots (unaudited) December 31, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Apartments	19.6
Warehouse/Industrials	13.6
Diversified	13.0
Office Property	12.4
Health Care	10.9
Shopping Centers	8.1
Storage	7.9
Hotels	5.5
Regional Malls	4.3
Manufactured Homes	3.7
Short-Term Investments	0.7
Other Assets Less Liabilities	0.3

TOP TEN HOLDINGS

Security Name	% of Net Assets
Prologis, Inc.	7.0
Equity Residential	4.9
Healthpeak Properties, Inc.	4.6
Ventas, Inc.	4.4
American Tower Corp.	4.0
Simon Property Group, Inc.	3.9
Host Hotels & Resorts, Inc.	3.8
Sun Communities, Inc.	3.7
Equinix, Inc.	3.5
Digital Realty Trust, Inc.	3.0

Top Ten as a Group	42.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers CenterSquare Real Estate Fund Schedule of Portfolio Investments December 31, 2019

	Shares	Value
REITs - 99.0%
Apartments - 19.6%
American Homes 4 Rent, Class A	180,250	$4,724,352
Apartment Investment & Management Co., Class A	79,110	4,086,032
AvalonBay Communities, Inc.	32,330	6,779,601
Equity Residential	138,210	11,183,953
Essex Property Trust, Inc.	6,120	1,841,263
Invitation Homes, Inc.	179,230	5,371,523
Mid-America Apartment Communities, Inc.	39,453	5,202,273
UDR, Inc.	120,070	5,607,269
Total Apartments		44,796,266
Diversified - 13.0%
American Tower Corp.	39,600	9,100,872
Crown Castle International Corp.	39,300	5,586,495
Digital Realty Trust, Inc.	57,310	6,862,299
Equinix, Inc.	13,930	8,130,941
Total Diversified		29,680,607
Health Care - 10.9%
Healthpeak Properties, Inc.	303,320	10,455,441
Sabra Health Care, Inc.	81,000	1,728,540
Senior Housing Properties Trust	181,690	1,533,464
Ventas, Inc.	175,980	10,161,085
Welltower, Inc.	14,280	1,167,818
Total Health Care		25,046,348
Hotels - 5.5%
Host Hotels & Resorts, Inc.	470,820	8,733,711
Park Hotels & Resorts, Inc.	151,330	3,914,907
Total Hotels		12,648,618
Manufactured Homes - 3.7%
Sun Communities, Inc.	55,760	8,369,576
Office Property - 12.4%
Boston Properties, Inc.	47,100	6,493,206
Brandywine Realty Trust	132,250	2,082,937
Columbia Property Trust, Inc.	179,160	3,746,236
Empire State Realty Trust, Inc., Class A	203,926	2,846,807
Hudson Pacific Properties, Inc.	61,835	2,328,088
JBG SMITH Properties	140,410	5,600,955
Kilroy Realty Corp.	61,580	5,166,562
Total Office Property		28,264,791
Regional Malls - 4.3%
The Macerich Co.	29,950	806,254

	Shares	Value
Simon Property Group, Inc.	60,690	$9,040,382
Total Regional Malls		9,846,636
Shopping Centers - 8.1%
Brixmor Property Group, Inc.	120,490	2,603,789
Realty Income Corp.	73,500	5,411,805
Regency Centers Corp.	42,879	2,705,236
Retail Opportunity Investments Corp.	150,097	2,650,713
Retail Properties of America, Inc., Class A	229,571	3,076,251
Taubman Centers, Inc.	69,650	2,165,419
Total Shopping Centers		18,613,213
Storage - 7.9%
Extra Space Storage, Inc.	53,980	5,701,368
Iron Mountain, Inc.	106,340	3,389,056
Life Storage, Inc.	18,980	2,055,154
Public Storage	32,150	6,846,664
Total Storage		17,992,242
Warehouse/Industrials - 13.6%
Americold Realty Trust	95,160	3,336,310
CyrusOne, Inc.	36,040	2,358,097
Industrial Logistics Properties Trust	67,313	1,509,157
Liberty Property Trust	91,190	5,475,959
Prologis, Inc.	178,800	15,938,232
Rexford Industrial Realty, Inc.	56,356	2,573,779
Total Warehouse/Industrials		31,191,534
Total REITs (Cost $209,089,532)		226,449,831
Short-Term Investments - 0.7%
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%[1]	558,774	558,774
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%[1]	558,774	558,774
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.53%[1]	575,706	575,706
Total Short-Term Investments (Cost $1,693,254)		1,693,254
Total Investments - 99.7% (Cost $210,782,786)		228,143,085
Other Assets, less Liabilities - 0.3%		669,447
Net Assets - 100.0%		$228,812,532

The accompanying notes are an integral part of these financial statements.

AMG Managers CenterSquare Real Estate Fund Schedule of Portfolio Investments (continued)

[1] Yield shown represents the December 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.	REITs Real Estate Investment Trusts

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
REITs†	$226,449,831	—	—	$226,449,831
Short-Term Investments
Other Investment Companies	1,693,254	—	—	1,693,254

Total Investments in Securities	$228,143,085	—	—	$228,143,085

†	All REITs held in the Fund are Level 1 securities. For a detailed breakout of REITs by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended December 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities December 31, 2019

AMG Managers CenterSquare Real Estate Fund
Assets:
Investments at value[1]	$228,143,085
Receivable for investments sold	14,610,668
Dividend, interest and other receivables	980,022
Receivable for Fund shares sold	115,245
Prepaid expenses and other assets	22,246
Total assets	243,871,266
Liabilities:
Payable for investments purchased	14,405,441
Payable for Fund shares repurchased	391,717
Accrued expenses:
Investment advisory and management fees	116,713
Administrative fees	29,178
Shareholder service fees	38,553
Other	77,132
Total liabilities	15,058,734
Net Assets	$228,812,532
[1] Investments at cost	$210,782,786

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

AMG Managers CenterSquare Real Estate Fund
Net Assets Represent:
Paid-in capital	$212,640,640
Total distributable earnings	16,171,892
Net Assets	$228,812,532
Class N:
Net Assets	$166,046,788
Shares outstanding	15,036,283
Net asset value, offering and redemption price per share	$11.04
Class I:
Net Assets	$56,324,473
Shares outstanding	5,100,455
Net asset value, offering and redemption price per share	$11.04
Class Z:
Net Assets	$6,441,271
Shares outstanding	583,335
Net asset value, offering and redemption price per share	$11.04

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the fiscal year ended December 31, 2019

AMG Managers CenterSquare Real Estate Fund
Investment Income:
Dividend income	$6,586,256
Total investment income	6,586,256
Expenses:
Investment advisory and management fees	1,452,678
Administrative fees	363,170
Shareholder servicing fees - Class N	440,202
Shareholder servicing fees - Class I	73,034
Reports to shareholders	74,168
Professional fees	52,964
Registration fees	46,656
Custodian fees	38,727
Trustee fees and expenses	21,769
Transfer agent fees	16,639
Miscellaneous	13,791
Total expenses before offsets	2,593,798
Expense reductions	(10,168)
Net expenses	2,583,630
Net investment income	4,002,626
Net Realized and Unrealized Gain:
Net realized gain on investments	16,334,885
Net change in unrealized appreciation/depreciation on investments	29,053,138
Net realized and unrealized gain	45,388,023
Net increase in net assets resulting from operations	$49,390,649

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the fiscal years ended December 31,

	AMG Managers CenterSquare Real Estate Fund
	2019	2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$4,002,626	$3,915,841
Net realized gain (loss) on investments	16,334,885	(3,828,054)
Net change in unrealized appreciation/depreciation on investments	29,053,138	(15,362,345)
Net increase (decrease) in net assets resulting from operations	49,390,649	(15,274,558)
Distributions to Shareholders:
From net investment income and/or realized gain on investments:
Class N	(10,181,489)	(4,921,607)
Class I	(3,578,899)	(1,587,411)
Class Z	(367,261)	(5,785)
From paid-in capital:
Class N	—	(571,844)
Class I	—	(184,271)
Class Z	—	(596)
Total distributions to shareholders	(14,127,649)	(7,271,514)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(31,008,458)	(47,450,206)
Total increase (decrease) in net assets	4,254,542	(69,996,278)
Net Assets:
Beginning of year	224,557,990	294,554,268
End of year	$228,812,532	$224,557,990

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers CenterSquare Real Estate Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the fiscal years ended December 31,		For the fiscal period ended December 31,	For the fiscal years ended October 31,
Class N	2019	2018	2017[1]	2017[2]	2016[3]	2015
Net Asset Value, Beginning of Period	$9.56	$10.43	$11.02	$11.68	$12.34	$12.03
Income (loss) from Investment Operations:
Net investment income[4,5]	0.18	0.15	0.09 [6]	0.10	0.22 [7]	0.16 [8]
Net realized and unrealized gain (loss) on investments	1.99	(0.73)	0.34	0.42	0.40	0.75
Total income (loss) from investment operations	2.17	(0.58)	0.43	0.52	0.62	0.91
Less Distributions to Shareholders from:
Net investment income	(0.21)	(0.19)	(0.06)	(0.21)	(0.15)	(0.21)
Net realized gain on investments	(0.48)	(0.07)	(0.96)	(0.97)	(1.13)	(0.39)
Paid in capital	—	(0.03)	—	—	—	—
Total distributions to shareholders	(0.69)	(0.29)	(1.02)	(1.18)	(1.28)	(0.60)
Net Asset Value, End of Period	$11.04	$9.56	$10.43	$11.02	$11.68	$12.34
Total Return[5,9]	22.90%	(5.55)%	3.95%[10]	4.75%	5.33%	7.68%
Ratio of net expenses to average net assets[11]	1.10%	1.11%	1.04%[12]	1.08%	1.15%	1.16%
Ratio of gross expenses to average net assets[13]	1.10%	1.12%	1.06%[12,14]	1.09%	1.16%	1.17%
Ratio of net investment income to average net assets[5]	1.62%	1.50%	3.61%[12]	0.91%	1.88%	1.32%
Portfolio turnover	76%	57%	13%[10]	71%	65%	61%
Net assets end of period (000’s) omitted	$166,047	$169,546	$235,690	$243,684	$422,106	$350,178

AMG Managers CenterSquare Real Estate Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the fiscal years ended December 31,		For the fiscal period ended December 31,	For the fiscal period ended October 31,
Class I	2019	2018	2017[1]	2017[15]
Net Asset Value, Beginning of Period	$9.56	$10.43	$11.02	$11.22
Income (loss) from Investment Operations:
Net investment income[4,5]	0.19	0.17	0.09 [6]	0.11
Net realized and unrealized gain (loss) on investments	1.99	(0.73)	0.34	(0.26)
Total income (loss) from investment operations	2.18	(0.56)	0.43	(0.15)
Less Distributions to Shareholders from:
Net investment income	(0.22)	(0.21)	(0.06)	(0.05)
Net realized gain on investments	(0.48)	(0.07)	(0.96)	—
Paid in capital	—	(0.03)	—	—
Total distributions to shareholders	(0.70)	(0.31)	(1.02)	(0.05)
Net Asset Value, End of Period	$11.04	$9.56	$10.43	$11.02
Total Return[5,9]	23.06%	(5.40)%	3.97%[10]	(1.30)%[10]
Ratio of net expenses to average net assets[16]	0.97%	0.98%	0.90%[12]	0.94%[12]
Ratio of gross expenses to average net assets[13]	0.97%	0.99%	0.92%[12,14]	0.95%[12]
Ratio of net investment income to average net assets[5]	1.75%	1.64%	3.75%[12]	1.46%[12]
Portfolio turnover	76%	57%	13%[10]	71%[10]
Net assets end of period (000’s) omitted	$56,324	$54,734	$58,716	$57,902

AMG Managers CenterSquare Real Estate Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the fiscal years ended December 31,		For the fiscal period ended December 31,	For the fiscal period ended October 31,
Class Z	2019	2018	2017[1]	2017[15]
Net Asset Value, Beginning of Period	$9.56	$10.43	$11.02	$11.22
Income (loss) from Investment Operations:
Net investment income[4,5]	0.21	0.18	0.09 [6]	0.12
Net realized and unrealized gain (loss) on investments	1.99	(0.73)	0.34	(0.26)
Total income (loss) from investment operations	2.20	(0.55)	0.43	(0.14)
Less Distributions to Shareholders from:
Net investment income	(0.24)	(0.22)	(0.06)	(0.06)
Net realized gain on investments	(0.48)	(0.07)	(0.96)	—
Paid in capital	—	(0.03)	—	—
Total distributions to shareholders	(0.72)	(0.32)	(1.02)	(0.06)
Net Asset Value, End of Period	$11.04	$9.56	$10.43	$11.02
Total Return[5,9]	23.21%	(5.30)%	4.00%[10]	(1.27)%[10]
Ratio of net expenses to average net assets[16]	0.85%	0.86%	0.79%[12]	0.83%[12]
Ratio of gross expenses to average net assets[13]	0.85%	0.87%	0.81%[12,14]	0.84%[12]
Ratio of net investment income to average net assets[5]	1.87%	1.75%	3.86%[12]	1.57%[12]
Portfolio turnover	76%	57%	13%[10]	71%[10]
Net assets end of period (000’s) omitted	$6,441	$278	$149	$143

[1]	The Fund changed its fiscal year end from October 31 to December 31. See Note 1 in the Notes to Financial Statements.
[2]	Effective February 27, 2017, Class S was renamed Class N.
[3]	Effective October 1, 2016, the shares were reclassified and redesignated as Class S shares.
[4]	Per share numbers have been calculated using average shares.
[5]	Total returns and net investment income would have been lower had certain expenses not been offset.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.08, $0.08 and $0.08 for Class N, Class I, and Class Z, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12 for Class N shares.
[8]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.13 for Class N shares.
[9]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[10]	Not annualized.
[11]

Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2019, 0.01% for the fiscal year ended December 31, 2018, less than 0.01% for the period ended December 31, 2017, and 0.01%, 0.01%, and 0.01% for the fiscal years ended October 31, 2017, 2016, and 2015, respectively.

[12]	Annualized.
[13]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[14]	Ratio does not reflect the annualization of audit, printing and registration expenses.
[15]	Commencement of operations was on February 27, 2017.
[16]

Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2019, 0.01% for the fiscal year ended December 31, 2018, less than 0.01% for the period ended December 31, 2017, and 0.01% for the period ended October 31, 2017.

Notes to Financial Statements December 31, 2019

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the AMG Managers CenterSquare Real Estate Fund (the “Fund”).

The Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund is non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including Real Estate Investment Trusts (“REITS”), traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government

Notes to Financial Statements (continued)

securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the fiscal year ended December 31, 2019, the impact on the expenses and expense ratios was $10,168 and less than 0.01% of average net assets, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, are declared and paid out quarterly in March, June, September and December for income and will normally be declared and paid at least annually in December for realized net capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to prior year REIT true-up adjustments. Temporary differences are due to wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended December 31, 2019 and December 31, 2018 were as follows:

Distributions paid from:	2019	2018
Ordinary income	$3,799,577	$4,787,492
Short-term capital gains	—	533,215
Long-term capital gains	10,328,072	1,194,096
Paid-in capital	—	756,711

	$14,127,649	$7,271,514

As of December 31, 2019, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Undistributed long-term capital gains	$197,856

At December 31, 2019, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net
$212,169,048	$22,932,626	$(6,958,590)	$15,974,036

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2019, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2019, the Fund had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2020, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

For the fiscal year ended December 31, 2019, the Fund utilized capital loss carryovers in the amount of:

Capital Loss Carryover Utilized
Short-Term	Long-Term
$2,316,594	$2,935,314

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended December 31, 2019 and December 31, 2018, the capital stock transactions by class for the Fund were as follows:

	December 31, 2019		December 31, 2018
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	2,197,536	$24,186,831	4,185,436	$41,826,073
Reinvestment of distributions	915,577	9,939,155	550,058	5,369,053
Cost of shares repurchased	(5,810,732)	(63,936,007)	(9,592,887)	(95,521,108)

Net decrease	(2,697,619)	$(29,810,021)	(4,857,393)	$(48,325,982)

Class I:
Proceeds from sale of shares	2,126,697	$23,353,418	2,700,141	$26,672,603
Reinvestment of distributions	287,030	3,116,129	138,502	1,351,775
Cost of shares repurchased	(3,038,530)	(33,863,834)	(2,741,765)	(27,298,595)

Net increase (decrease)	(624,803)	$(7,394,287)	96,878	$725,783

Class Z:
Proceeds from sale of shares	520,669	$5,830,924	14,116	$143,630
Reinvestment of distributions	33,835	367,260	659	6,382
Cost of shares repurchased	(211)	(2,334)	(2)	(19)

Net increase	554,293	$6,195,850	14,773	$149,993

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by CenterSquare Investment Management, LLC, who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the fiscal year ended December 31, 2019, the Fund paid an investment management fee at the annual rate of 0.60% of average daily net assets of the Fund.

Effective August 1, 2019, the Investment Manager has contractually agreed, through at least May 1, 2021, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 0.87% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is

Notes to Financial Statements (continued)

reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended December 31, 2019, were as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred
Class N	0.25%	0.25%
Class I	0.15%	0.12%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The

Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the fiscal year ended December 31, 2019, the Fund borrowed a maximum amount of $5,016,742 for twelve days paying interest of $2,785. The interest amount is included in the Statement of Operations as miscellaneous expense. At December 31, 2019, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended December 31, 2019, were $182,896,701 and $223,410,578, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the fiscal year ended December 31, 2019.

4. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

5. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF AMG FUNDS I AND SHAREHOLDERS OF AMG MANAGERS CENTERSQUARE REAL ESTATE FUND

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AMG Managers CenterSquare Real Estate Fund (one of the funds constituting AMG Funds I, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2020

We have served as the auditor of one or more investment companies in AMG Funds Family since 1993.

Other Information

TAX INFORMATION

AMG Managers CenterSquare Real Estate Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2019 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, AMG Managers CenterSquare Real Estate Fund hereby designates $10,328,072 as a capital gain distribution with respect to the taxable year ended December 31, 2019, or if subsequently determined to be different, the net capital gains of such year. AMG Managers CenterSquare Real Estate Fund hereby designates $3,445,664 as a 199A dividend with respect to the taxable calendar year ended December 31, 2019, or if subsequently determined to be different, the 199A dividend of such calendar year.

AMG Managers CenterSquare Real Estate Fund previously announced the estimated sources of its distributions paid during the year ended December 31, 2019. AMG Managers CenterSquare Real Estate Fund has reclassified certain of those distributions previously announced as constituting ordinary income and return of capital.

Pursuant to Rule 19a-1(e) under the Investment Company Act of 1940, as amended, the information in the table below supersedes the Fund’s previously announced estimated sources of its distributions paid during the year ended December 31, 2019.

Distributions paid from:
Ordinary income	$3,799,577
Short-term capital gains	—
Long-term capital gains	10,328,072
Return of capital	—

$14,127,649

Please note that the information in this table is for financial accounting purposes only. Form 1099-DIV received by shareholders for the calendar year specifies how shareholders should characterize and report distributions paid by the Fund during the year for U.S. federal income tax purposes.

AMG Funds Trustees and Officers

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and ages are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
• Trustee since 2012 • Oversees 49 Funds in Fund Complex	Bruce B. Bingham, 71 Partner, Hamilton Partners (real estate development firm) (1987-Present); Director of The Yacktman Funds (2000-2012).

• Trustee since 2000 • Oversees 49 Funds in Fund Complex

Edward J. Kaier, 74

Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007); Trustee of Third Avenue Trust (2002-2019); Trustee of Third Avenue Variable Trust (2002-2019).

• Trustee since 2013 • Oversees 52 Funds in Fund Complex

Kurt A. Keilhacker, 56

Managing Partner, TechFund Capital (1997-Present); Managing Partner, TechFund Europe (2000-Present); Board Member, 6wind SA, (2002-Present); Managing Partner, Elementum Ventures (2013-Present); Director, MetricStory, Inc. (2017-Present); Trustee, Wheaton College (2018-Present); Trustee, Gordon College (2001-2016).

• Trustee since 2000 • Oversees 49 Funds in Fund Complex

Steven J. Paggioli, 69

Independent Consultant (2002-Present); Trustee, Professionally Managed Portfolios (28 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Muzinich BDC, Inc. (business development company) (2019-Present); Independent Director, Chase Investment Counsel (2008–2019); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001).

• Trustee since 2013 • Oversees 49 Funds in Fund Complex	Richard F. Powers III, 73 Adjunct Professor, U.S. Naval War College (2016-Present); Adjunct Professor, Boston College (2010-2013); President and CEO of Van Kampen Investments Inc. (1998-2003).

• Independent Chairman • Trustee since 2000 • Oversees 52 Funds in Fund Complex

Eric Rakowski, 61

Professor of Law, University of California at Berkeley School of Law - Boalt Hall (1990-Present); Director of Harding, Loevner Funds, Inc. (9 portfolios); Trustee of Third Avenue Trust (2002-2019); Trustee of Third Avenue Variable Trust (2002-2019).

• Trustee since 2013 • Oversees 52 Funds in Fund Complex

Victoria L. Sassine, 54

Adjunct Professor, Babson College (2007–Present); Director, Board of Directors, PRG Group (2017-Present); CEO, Founder, Scale Smarter Partners, LLC (2018-Present); Chairperson, Board of Directors, Business Management Associates (2018-Present).

• Trustee since 2000 • Oversees 49 Funds in Fund Complex

Thomas R. Schneeweis, 72

Professor Emeritus, University of Massachusetts (2013-Present); President, TRS Associates (1982-Present); Board Member, Chartered Alternative Investment Association (“CAIA”) (2002-Present); Director, Institute for Global Asset and Risk Management (Education) (2010-Present); Co-Owner, Quantitative Investment Technologies (2014-Present); Director of Research, Yes Wealth Management (2018-Present); Partner, S Capital Wealth Advisors (2015-2018); Partner, S Capital Management, LLC (2007-2015); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013).

AMG Funds Trustees and Officers (continued)

Interested Trustees

Each Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act. Ms. Carsman is an interested person of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG.

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
• Trustee since 2011 • Oversees 52 Funds in Fund Complex

Christine C. Carsman, 67

Senior Policy Advisor, Affiliated Managers Group, Inc. (2019-Present); Director of Harding, Loevner Funds, Inc. (9 portfolios); Executive Vice President, Deputy General Counsel and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2017-2018); Director (2010-2018) and Chair of the Board of Directors (2015-2018), AMG Funds plc; Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-2016); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004).

Officers

Position(s) Held with Fund and Length of Time Served	Name, Age, Principal Occupation(s) During Past 5 Years
• President since 2018 • Principal Executive Officer since 2018 • Chief Executive Officer since 2018 • Chief Operating Officer since 2007

Keitha L. Kinne, 61

Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); President and Principal, AMG Distributors, Inc. (2018-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); President, Chief Executive Officer and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2018-Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007-Present); Chief Operating Officer, AMG Funds IV (2016-Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012-2014); Managing Partner, AMG Funds LLC (2007-2014); President and Principal, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006).

• Secretary since 2015 • Chief Legal Officer since 2015

Mark J. Duggan, 54

Senior Vice President and Senior Counsel, AMG Funds LLC (2015-Present); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2015-Present); Attorney, K&L Gates, LLP (2009-2015).

• Chief Financial Officer since 2017 • Treasurer since 2017 • Principal Financial Officer since 2017 • Principal Accounting Officer since 2017

Thomas G. Disbrow, 53

Vice President, Mutual Fund Treasurer & CFO, AMG Funds, AMG Funds LLC (2017-Present); Chief Financial Officer, Principal Financial Officer, Treasurer and Principal Accounting Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Managing Director - Global Head of Traditional Funds Product Control, UBS Asset Management (Americas), Inc. (2015-2017); Managing Director - Head of North American Funds Treasury, UBS Asset Management (Americas), Inc. (2011-2015).

• Deputy Treasurer since 2017

John A. Starace, 49

Director, Mutual Fund Accounting, AMG Funds LLC (2017-Present); Vice President, Deputy Treasurer of Mutual Funds Services, AMG Funds LLC (2014-2017); Deputy Treasurer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Vice President, Citi Hedge Fund Services (2010-2014); Audit Senior Manager (2005-2010) and Audit Manager (2001-2005), Deloitte & Touche LLP.

• Chief Compliance Officer since 2019

Patrick J. Spellman, 45

Vice President, Chief Compliance Officer, AMG Funds LLC (2017-Present); Chief Compliance Officer and Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2019-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present) Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-2017); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-2019); Anti-Money Laundering Officer, AMG Funds IV, (2016-2019); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).

• Assistant Secretary since 2016

Maureen A. Meredith, 34

Vice President, Counsel, AMG Funds LLC (2019-Present); Director, Counsel, AMG Funds LLC (2017-2018); Vice President, Counsel, AMG Funds LLC (2015-2017); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011).

• Anti-Money Laundering Compliance Officer since 2019

Hector D. Roman, 42

Director, Legal and Compliance, AMG Funds LLC (2020-Present); Manager, Legal and Compliance, AMG Funds LLC (2017-2019); Director of Compliance, Morgan Stanley Investment Management (2015-2017); Senior Advisory, PricewaterhouseCoopers LLP (2014-2015); Risk Manager, Barclays Investment Bank (2008-2014); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2019-Present).

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

CenterSquare Investment Management, Inc.

630 W Germantown Pike Suite 300

Plymouth Meeting, PA 19462

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form N-Q. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com	25

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	123119	AR017

Item 2. CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit (a)(1).

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustee Mr. Steven J. Paggioli qualifies as an Audit Committee Financial Expert. Mr. Paggioli is “independent” as such term is defined in Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees

The aggregate fees billed by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Fund for the Fund’s two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

	Fiscal 2019	Fiscal 2018
AMG Managers CenterSquare Real Estate Fund	$30,607	$38,237

(b)	Audit-Related Fees

There were no fees billed by PwC to the Fund in its two most recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements but are not reported as Audit Fees (“Audit-Related Fees”).

For the Fund’s two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c)	Tax Fees

The aggregate fees billed by PwC to the Fund for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

	Fiscal 2019	Fiscal 2018
AMG Managers CenterSquare Real Estate Fund	$7,450	$9,425

For the Fund’s two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund were $ for the fiscal year ended December 31, 2019 and $0 for the fiscal year ended October 31, 2018, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

There were no other fees billed by PwC to the Fund for all other non-audit services (“Other Fees”) during the Fund’s two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund.

(e)(1) According to policies adopted by the Audit Committee, services provided by PwC to the Fund must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Fund without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Fund. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e)(2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2019 and 2018 for non-audit services rendered to the Fund and Fund Service Providers were $56,950 and $58,925 respectively. For the fiscal year ended December 31, 2019, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $49,500 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended December 31, 2018, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $49,500 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13. EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	March 6, 2020

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	March 6, 2020